FAIR VALUE MEASUREMENTS (Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Evogene	$ 1,054	$ 4,565
Foreign currency derivative contracts	141
Embedded Derivatives		(12,431)
Total financial assets	1,195
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Evogene	1,054	4,565
Foreign currency derivative contracts
Embedded Derivatives
Total financial assets	1,054
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Evogene
Foreign currency derivative contracts	141
Embedded Derivatives
Total financial assets	141
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in Evogene
Foreign currency derivative contracts
Embedded Derivatives		(12,431)
Total financial assets